Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Tax effected state NOL carryforwards					$ 100
Net change during the year in total valuation allowance					1,400
Unrecognized Tax Benefits					419	$ 384	$ 286	$ 218
Potential interest and penalties recognized					2	19	$ 15
Cumulative balance of interest and penalties					35	$ 39
Amount by which total unrecognized tax benefits is anticipated to decrease over the next 12 months					$ (100)
Effective tax rate	(3.10%)	25.40%	(2.10%)	20.30%	11.80%	(5.60%)	(7.60%)
Net unrecognized tax benefits which would impact effective tax rate if recognized	$ 500		$ 500
Earliest Tax Year
Income Taxes [Line Items]
Open tax year			2013
Latest Tax Year
Income Taxes [Line Items]
Open tax year			2016
Minimum | Subsidiaries
Income Taxes [Line Items]
Effective tax rate			0.00%
Maximum | Subsidiaries
Income Taxes [Line Items]
Effective tax rate			40.00%
Federal
Income Taxes [Line Items]
Gross net operating loss carryforwards					$ 1,800	$ 0
NOL carryforwards, Expiration					Federal NOL carryforwards will expire, if unused, in 2036.
Federal tax credit carryforwards					$ 2,800	1,800
State
Income Taxes [Line Items]
Gross net operating loss carryforwards					$ 1,700	100
NOL carryforwards, Expiration					U.S. state NOL carryforwards will substantially expire, if unused, in 2036.
Foreign Tax Authority [Member] | Swiss Federal Tax Administration (FTA)
Income Taxes [Line Items]
Gross net operating loss carryforwards					$ 23,700	$ 13,300
NOL carryforwards, Expiration					The NOL carryforwards will expire, if unused, between 2021 and 2023.